FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Notes payable series C [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 213
Fair value, Liabilities				₪ 219
Interest rate used	[1]			Market quote
Notes payable series D [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities		₪ 327		₪ 435
Fair value, Liabilities		₪ 332		₪ 443
Interest rate used	[1]	Market quote		Market quote
Notes payable series B [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities		₪ 794		₪ 650
Fair value, Liabilities		₪ 786		₪ 659
Interest rate used	[1]	Market quote		Market quote
Trade and other payables [Member]
Assets and Liabilities
Category	[2]			AC
Carrying amount, Liabilities	[2]	₪ 785		₪ 865
Fair value, Liabilities	[2]	785		₪ 865
Borrowing K [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 75
Fair value, Liabilities				₪ 75
Interest rate used	[1]			3.71%
Borrowing L [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 200
Fair value, Liabilities				₪ 200
Interest rate used	[1]			4.25%
Borrowing O [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities				₪ 100
Fair value, Liabilities				₪ 110
Interest rate used	[1]			4.34%
Borrowing P [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities		118		₪ 125
Fair value, Liabilities		₪ 120		₪ 125
Interest rate used	[1]	1.54%		2.38%
Borrowing Q [Member]
Assets and Liabilities
Category				AC
Carrying amount, Liabilities		₪ 125		₪ 125
Fair value, Liabilities		₪ 127		₪ 125
Interest rate used	[1]	2.05%		2.5%
Interest payable [Member]
Assets and Liabilities
Category	[2]			AC
Carrying amount, Liabilities	[2]		[3]	₪ 21
Fair value, Liabilities	[2]		[3]	₪ 21
Derivative financial instruments [Member]
Assets and Liabilities
Category				FVTPL Level 2
Carrying amount, Liabilities	[3]
Fair value, Liabilities	[3]
Cash and cash equivalents [Member]
Assets and Liabilities
Category				AC
Carrying amount, Assets		416		₪ 867
Fair value, Assets		416		₪ 867
Short term deposits [Member]
Assets and Liabilities
Category				AC
Carrying amount, Assets				₪ 150
Fair value, Assets				₪ 150
Trade receivables [Member]
Assets and Liabilities
Category				AC
Carrying amount, Assets		916		₪ 1,040
Fair value, Assets		₪ 916		₪ 1,040
Interest rate used	[1]	4.52%		4.47%
Other receivables [Member]
Assets and Liabilities
Category	[2]			AC
Carrying amount, Assets	[2]	₪ 11		₪ 9
Fair value, Assets	[2]	₪ 11		₪ 9

[1]	The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.
[2]	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
[3]	Representing an amount of less than NIS 1 million.